Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Reserves

(a)	Reserves as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Accumulated comprehensive loss of investments in associates and joint ventures	￦	(532,833)	(406,555)
Changes in fair value of equity investments at fair value through other comprehensive income		(153,359)	(103,843)
Foreign currency translation differences		7,762	60,487
Gain or losses on valuation of derivatives		(455)	(3)
Others		11,900	5,924

	￦	(666,985)	(443,990)

Unrealized fair value of available-for-sale investments [member]
Statement [LineItems]
Summary of Reserves

(b)	Changes in fair value of equity investments at fair value through other comprehensive income for the years ended December 31, 2021 and 2022 were as follows:

(in millions of Won)	2021		2022
Beginning balance	￦	(359,283)	(153,359)
Changes in unrealized fair value of equity investments		201,144	37,068
Reclassification upon disposal		1,667	20,729
Others		3,113	(8,281)

Ending balance	￦	(153,359)	(103,843)